Statement of comprehensive income, profit or loss, by function of expense (Statement 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of comprehensive income [abstract]
Owners of the Group	$ 65,711	$ 49,257	$ 167,173	$ 146,441
Non-controlling interest	196	(86)	297	34
Comprehensive income for the period	$ 65,907	$ 49,171	$ 167,470	$ 146,475